No Load | Forward Balanced Allocation Fund

Forward Balanced Allocation Fund

Investment Objective

The Fund seeks moderate current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses No Load Forward Balanced Allocation Fund		INVESTOR CLASS	INSTITUTIONAL CLASS
Management Fee		0.10%	0.10%
Distribution (12b-1) Fees		0.25%
Shareholder Services Fees		0.25%
Other Expenses		0.18%	0.18%
Acquired Fund Fees and Expenses		1.01%	1.01%
Total Annual Fund Operating Expenses		1.79%	1.29%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.69%	1.19%
[1]	The Fund's investment advisor is contractually obligated to waive its management fee until April 30, 2013. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Expense Example No Load Forward Balanced Allocation Fund (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS
1 Year	172	121
3 Years	553	399
5 Years	960	698
10 Years	2,094	1,546

Expense Example, No Redemption No Load Forward Balanced Allocation Fund (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS
1 Year	172	121
3 Years	553	399
5 Years	960	698
10 Years	2,094	1,546

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon. At all times, Forward Management intends to maintain the Fund’s asset allocation to at least 40% in equity Underlying Funds and to at least 25% in fixed-income Underlying Funds. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Effective May 1, 2012, the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Balanced Allocation Blended Index replaced the Fund’s prior benchmark indices. Forward Management made this recommendation to the Fund’s Board because the new indices more closely align to the Fund’s investment strategies. Information on the Fund’s prior indices, the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the prior Balanced Allocation Blended Index, will be shown below for at least a one-year transition period. In the future, however, only the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Balanced Allocation Blended Index will be shown.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter — September 30, 2009	12.79%
Worst Quarter — December 31, 2008	-11.16%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns No Load Forward Balanced Allocation Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
INSTITUTIONAL CLASS	(2.84%)	0.28%	3.60%	2.83%	Dec. 27, 2000
INSTITUTIONAL CLASS Return After Taxes on Distributions	(4.25%)	(1.09%)	2.43%	1.66%	Dec. 27, 2000
INSTITUTIONAL CLASS Return After Taxes on Distributions and Sale of Fund Shares	(1.40%)	(0.49%)	2.44%	1.76%	Dec. 27, 2000
INVESTOR CLASS	(3.34%)	(0.23%)	3.09%	2.32%	Dec. 27, 2000
Barclays Capital Global Aggregate Bond Index	5.64%	6.46%	7.16%	6.65%
MSCI All Country World Index	(6.86%)	(1.41%)	4.76%	2.70%
Balanced Allocation Blended Index (50% Barclays Capital Global Aggregate Bond Index/50% MSCI All Country World Index)	(0.50%)	2.93%	6.33%	5.05%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	6.01%
S&P 500 Index	2.11%	(0.25%)	2.92%	1.42%
Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	5.28%	3.54%	4.70%	4.07%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.